Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue		$ 23,024,458	$ 32,308,735	$ 40,143,151
Cost of revenue		(16,952,556)	(21,993,601)	(18,251,815)
Gross profit		6,071,902	10,315,134	21,891,336
Operating expenses
Selling expenses		(8,170,975)	(6,783,703)	(19,083,135)
General and administrative expenses		(2,889,652)	(2,638,984)	(2,183,270)
Research and development expenses		(3,031,115)	(4,858,548)	(7,644,375)
Total operating expenses		(14,091,742)	(14,281,235)	(28,910,780)
Loss from operations		(8,019,840)	(3,966,101)	(7,019,444)
Other income (expenses)
Interest expense, net		(278,172)	(156,788)	(162,400)
Other income (expense), net		145,476	(235,614)	48,940
Equity investment income		31,942	31,072	38,588
Total other expense, net		(100,754)	(361,330)	(74,872)
Loss before income tax expense		(8,120,594)	(4,327,431)	(7,094,316)
Income tax expense		(606,704)	(2,253,593)	(815,322)
Net loss		(8,727,298)	(6,581,024)	(7,909,638)
Other comprehensive income (loss)
Foreign currency translation adjustment		1,260,094	(779,351)	(3,752,143)
Comprehensive loss		$ (7,467,204)	$ (7,360,375)	$ (11,661,781)
Net loss per share - Basic (in Dollars per share)		$ (626.96)	$ (1,089.21)	$ (1,309.11)
Net loss per share - Diluted (in Dollars per share)		$ (626.96)	$ (1,089.21)	$ (1,309.11)
Weighted average number of shares outstanding used in calculating basic loss per share (in Shares)	[1]	13,920	6,042	6,042
Weighted average number of shares outstanding used in calculating diluted loss per share (in Shares)	[1]	13,920	6,042	6,042

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.